United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 08/31/2013

Item 1. Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2013 (unaudited)
Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—43.3%
	Australian Dollar—0.7%
	Sovereign—0.7%
47,000	Australia, Government of, Series 17, 5.50%, 3/1/2017	45,030
	British Pound—6.1%
	Sovereign—6.1%
69,000	United Kingdom, Government of, 1.75%, 9/7/2022	99,733
172,500	United Kingdom, Government of, 4.75%, 3/7/2020	312,873
	TOTAL	412,606
	Canadian Dollar—1.8%
	Sovereign—1.8%
117,000	Canada, Government of, Bond, 4.00%, 6/1/2016	118,933
	Danish Krone—0.8%
	Sovereign—0.8%
300,000	Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	56,429
	Euro—18.9%
	Sovereign—18.9%
60,000	Belgium, Government of, 2.75%, 3/28/2016	83,625
90,000	Bonos Y Oblig Del Estado, 3.25%, 4/30/2016	121,367
140,000	Bonos Y Oblig Del Estado, Bond, 3.15%, 1/31/2016	188,428
97,000	Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	128,533
158,000	Buoni Poliennali Del Tes, 3.75%, 8/1/2016	216,639
108,000	Buoni Poliennali Del Tes, Sr. Unsecd. Note, 5.00%, 3/1/2025	149,033
183,000	France, Government of, Bond, 3.50%, 4/25/2026	258,508
46,000	French Treasury Note, 2.00%, 7/12/2015	62,634
45,000	Germany, Government of, Bond, 3.25%, 7/4/2015	62,783
	TOTAL	1,271,550
	Japanese Yen—11.5%
	Sovereign—11.5%
20,750,000	Japan, Government of, 0.40%, 6/20/2015	212,420
20,400,000	Japan, Government of, 1.30%, 3/20/2021	219,423
31,950,000	Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	342,564
	TOTAL	774,407
	Mexican Peso—0.8%
	Sovereign—0.8%
700,000	Mex Bonos Desarr Fix Rate, 6.50%, 6/10/2021	53,569
	Norwegian Krone—1.0%
	Banking—1.0%
390,000	KFW, Foreign Gov't. Guarantee, (Series EMTN), 4.00%, 12/15/2014	65,363
	Singapore Dollar—0.6%
	Sovereign—0.6%
50,000	Singapore, Government of, Sr. Unsecd. Note, 2.50%, 6/1/2019	40,899

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		British Pound—continued
		Swedish Krona—1.1%
		Sovereign—1.1%
460,000		Sweden, Government of, 3.00%, 7/12/2016	72,356
		TOTAL BONDS (IDENTIFIED COST $3,117,741)	2,911,142
		INVESTMENT Company—54.5%
113,996	[1]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $3,219,545 )	3,663,717
		TOTAL INVESTMENTS—97.8% (IDENTIFIED COST $6,337,286)[2]	6,574,859
		OTHER ASSETS AND LIABILITIES - NET—2.2%[3]	149,740
		TOTAL NET ASSETS—100%	$6,724,599
At August 31, 2013, The Fund Had The Following Outstanding Foreign Exchange Contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2013	139,000 Canadian Dollar	99,973 Euro	$(2,610)
9/3/2013	21,700 Euro	$28,925	$(245)
9/3/2013	21,700 Euro	$28,690	$(10)
9/3/2013	70,718 Euro	1,201,765 Mexican Peso	$(1,209)
9/3/2013	35,229 Euro	598,235 Mexican Peso	$(602)
9/3/2013	100,129 Euro	139,000 Canadian Dollar	$(1,712)
9/3/2013	129,000 Euro	110,836 Great Britain Pound	$(1,148)
9/3/2013	21,700 Euro	$28,864	$(184)
9/3/2013	129,000 Euro	110,808 Great Britain Pound	$(651)
9/3/2013	37,725 Euro	$50,210	$(350)
9/3/2013	97,775 Euro	$130,836	$(1,611)
9/3/2013	225,000 Euro	276,588 Swiss Franc	$(2,817)
9/3/2013	95,000 Euro	12,353,800 Japanese Yen	$(1,189)
9/3/2013	92,000 Great Britain Pound	$143,054	$(485)
9/3/2013	92,000 Great Britain Pound	$142,450	$118
9/3/2013	110,652 Great Britain Pound	129,000 Euro	$525
9/3/2013	110,807 Great Britain Pound	129,000 Euro	$526
9/3/2013	95,000 Great Britain Pound	14,322,485 Japanese Yen	$(316)
9/3/2013	2,883,288 Japanese Yen	19,000 Great Britain Pound	$(136)
9/3/2013	5,745,296 Japanese Yen	38,000 Great Britain Pound	$(270)
9/3/2013	2,877,588 Japanese Yen	19,000 Great Britain Pound	$(135)
9/3/2013	12,357,505 Japanese Yen	95,000 Euro	$(581)
9/3/2013	670,000 Mexican Peso	$50,583	$(451)
9/3/2013	1,800,000 Mexican Peso	105,844 Euro	$(6,371)
9/3/2013	385,000 Mexican Peso	$29,574	$(767)
9/3/2013	965,000 Swedish Krona	$147,949	$(2,350)
10/3/2013	11,100,000 Japanese Yen	$112,786	$283
11/5/2013	18,187,526 Japanese Yen	140,000 Euro	$(640)
Contracts Sold:
9/3/2013	99,973 Euro	139,000 Canadian Dollar	$2,436
9/3/2013	670,000 Mexican Peso	$49,545	$(587)
9/3/2013	335,000 Mexican Peso	$25,548	$482
9/3/2013	21,700 Euro	$28,812	$132

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
9/3/2013	965,000 Swedish Krona	$146,707	$1,108
9/3/2013	21,700 Euro	$28,925	$245
9/3/2013	92,000 Great Britain Pound	$142,694	$126
9/3/2013	21,700 Euro	$29,006	$326
9/3/2013	92,000 Great Britain Pound	$142,714	$146
9/3/2013	385,000 Mexican Peso	$29,912	$1,104
9/3/2013	113,000 Euro	$151,170	$1,822
9/3/2013	22,500 Euro	$30,100	$363
9/3/2013	1,201,765 Mexican Peso	70,718 Euro	$4,753
9/3/2013	598,235 Mexican Peso	35,229 Euro	$2,401
9/3/2013	139,000 Canadian Dollar	100,129 Euro	$2,092
9/3/2013	110,836 Great Britain Pound	129,000 Euro	$(115)
9/3/2013	110,808 Great Britain Pound	129,000 Euro	$(570)
9/3/2013	276,588 Swiss Franc	225,000 Euro	$2,921
9/3/2013	12,353,800 Japanese Yen	95,000 Euro	$924
9/3/2013	129,000 Euro	110,652 Great Britain Pound	$453
9/3/2013	129,000 Euro	110,807 Great Britain Pound	$692
9/3/2013	14,322,485 Japanese Yen	95,000 Great Britain Pound	$1,659
9/3/2013	19,000 Great Britain Pound	2,883,288 Japanese Yen	$58
9/3/2013	38,000 Great Britain Pound	5,745,296 Japanese Yen	$(101)
9/3/2013	19,000 Great Britain Pound	2,877,588 Japanese Yen	$0
9/3/2013	95,000 Euro	12,357,505 Japanese Yen	$885
9/3/2013	105,844 Euro	1,800,000 Mexican Peso	$1,164
11/5/2013	140,000 Euro	18,187,526 Japanese Yen	$862
12/3/2013	335,000 Mexican Peso	$24,919	$54
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$447
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $16,301 and $25,271, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	At August 31, 2013, the cost of investments for federal tax purposes was $6,337,286. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, and b) outstanding foreign currency commitments was $237,573. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $472,631 and net unrealized depreciation from investments for those securities having an excess of cost over value of $235,058.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$2,911,142	$—	$2,911,142
Investment Company	3,663,717	—	—	3,663,717
TOTAL SECURITIES	$3,663,717	$2,911,142	$—	$6,574,859
OTHER FINANCIAL INSTRUMENTS [2]		$$447	$—	$447
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout of this portfolio:
EMTN	—Euro Medium Term Note

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler_

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013